SCHEDULE OF ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES (Details) - USD ($)		Jul. 31, 2026	Jul. 31, 2025
Payables and Accruals [Abstract]
Accrued expenses	[1]	$ 304,166	$ 28,262
Interest payable		67,468	2,882
Tax payable	[2]	43,893	38,634
Payroll payable		27,749	31,931
Non-trade creditors	[3]	11,201	501,795
Accrued expenses and other current liabilities		454,477	603,504
Accrued expenses		266,998
Income tax expense		$ 4,133
Tax payable non current and non current			$ 377,317

[1]	Accrued expenses primarily consist of US$ 266,998 accrued legal fees related to the settlement of a legal dispute with a former employee (Note 10) and the issuance of convertible notes (Note 8).
[2]	Tax payable mainly include the sales and service tax (“SST”) payable and income tax payable of US$4,133 as of July 31, 2026.
[3]	The balance mainly represented payable to The Sire Group Ltd. amounted to US$377,317 as of July 31, 2025. The Sire Group Ltd., as a former related party of the Group before December 23, 2024, has paid professional fees on behalf of the Group. The payable to The Sire Group Ltd amounted to nil as of July 31, 2026.